Hartford Life Insurance Company

200 Hopmeadow Street

Simsbury, CT 06089

April 16, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc. on behalf of
	The Hartford Advisers Fund	The Hartford Target Retirement 2020 Fund
	The Hartford Balanced Allocation Fund	The Hartford Target Retirement 2025 Fund
	The Hartford Conservative Allocation Fund	The Hartford Target Retirement 2030 Fund
	The Hartford Floating Rate Fund	The Hartford Target Retirement 2035 Fund
	The Hartford Floating Rate High Income Fund	The Hartford Target Retirement 2040 Fund
	The Hartford Small/Mid Cap Equity Fund	The Hartford Target Retirement 2045 Fund
	The Hartford Target Retirement 2010 Fund	The Hartford Target Retirement 2050 Fund
The Hartford Target Retirement 2015 Fund

File Nos. 333-02381/811-07589

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in supplements, dated March 29, 2012, to the Prospectuses and Summary Prospectuses for the Funds listed above. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (860) 843-8480.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino

Senior Counsel

cc: Kathryn Cohen, Esq.